DEBT (Schedule of Liability Interest Expense) (Details) - Term Debt - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 725	$ 1,687	$ 1,004	$ 794
Interest expense		3,848	7,676	7,083
Total interest expense recognized		$ 5,535	$ 8,680	$ 7,877
Effective interest rate		2.11%	4.01%	3.80%